ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 28, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
ClearShares OCIO ETF (S000057712)
ClearShares Ultra-Short Maturity ETF (S000062383)
ClearShares Piton Intermediate Fixed Income ETF (S000069643)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF, and ClearShares Piton Intermediate Fixed Income ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated September 28, 2026, and filed electronically as Post-Effective Amendment No. 1246 to the Trust’s Registration Statement on Form N‑1A on September 25, 2026.
If you have any questions or require further information, do not hesitate to contact me at ESSRegulatoryAdmin@usbank.com.
Sincerely,
/s/Cheri A. Van Eperen
Cheri A. Van Eperen
Assistant Secretary